Document and Entity Information	Oct. 31, 2020
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2020
Entity Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2021
Document Effective Date	Feb. 28, 2021
Prospectus Date	Feb. 28, 2021
MAINSTAY MACKAY U.S. EQUITY OPPORTUNITIES FUND | Class R6
Prospectus:
Trading Symbol	MYCDX
MAINSTAY MACKAY U.S. EQUITY OPPORTUNITIES FUND | Class I
Prospectus:
Trading Symbol	MYCIX
MAINSTAY MACKAY U.S. EQUITY OPPORTUNITIES FUND | Class C
Prospectus:
Trading Symbol	MYCCX
MAINSTAY MACKAY U.S. EQUITY OPPORTUNITIES FUND | Class A
Prospectus:
Trading Symbol	MYCTX
MAINSTAY MACKAY U.S. EQUITY OPPORTUNITIES FUND | Investor Class
Prospectus:
Trading Symbol	MYCNX